2 Concessions and Authorizations (Details)	12 Months Ended
	Dec. 31, 2020
Concession contracts [member] | Parana gas [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	PART-T-300_R12 4861-.0000.99/2014-00 - ANP
Interest	30.00%
Maturity	05.15.2045
Concession contracts [member] | Usina de energia eolica sao joao s.a. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 173 /2012 - WPP S?o Jo?o	[1]
Interest	49.00%	[1]
Maturity	03.26.2047	[1]
Concession contracts [member] | Usina de energia eolica carnauba s.a. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 204 /2012 - WPP Carna?bas	[1]
Interest	49.00%	[1]
Maturity	04.09.2047	[1]
Concession contracts [member] | Usina de energia eolica reduto s.a. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 230 /2012 - WPP Reduto	[1]
Interest	49.00%	[1]
Maturity	04.16.2047	[1]
Concession contracts [member] | Usina de energia eolica santo cristo s.a. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 233/2012 - WPP Santo Cristo	[1]
Interest	49.00%	[1]
Maturity	04.18.2047	[1]
Concession contracts [member] | Dona Francisca Energetica S.A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 188/1998 - HPP Dona Francisca
Interest	23.00%
Maturity	08.28.2033
Concession contracts [member] | Copel Distribuicao S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 046/1999, extended by 5th addendum to the contract
Interest	100.00%
Maturity	07.07.2045
Concession contracts [member] | Copel Telecomunicacoes S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization term 54/2003 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concession contracts [member] | Elejor [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 125/2001 - HPP Fund?o and Santa Clara
Interest	70.00%
Maturity	05.28.2037
Concession contracts [member] | UEG Araucaria [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization 351/1999 - TPP Arauc?ria (60.9% Copel GET)
Interest	20.30%
Maturity	12.23.2029
Concession contracts [member] | Compagas [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Concession gas distribution contract
Interest	51.00%
Maturity	01.20.2019
Concession agreement/authorization [member] | Copel Telecomunicacoes S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization term 305/2012 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concession agreement/authorization [member] | Elejor [member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization - SHP Fund?o I and SHP Santa Clara I - 753/2002 and 757/2002
Interest	70.00%
Maturity	12.19.2032

[1]	Subsidiaries of Voltalia Sao Miguel do Gostoso I Participacoes S.A.